Document and Entity Information	Jul. 31, 2020
Details
Registrant CIK	0001358654
Registrant Name	RED METAL RESOURCES, LTD.
SEC Form	S-4/A
Filer Category	Non-accelerated Filer
Small Business	true
Emerging Growth Company	false
Amendment Description	Updated Quarterly Financials
Amendment Flag	true